SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmental information:
Total operating revenues	$ 451,765	$ 438,637	$ 448,750
Vessel operating expenses	(120,325)	(108,926)	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,774)	(12,634)	(38,841)
Administrative expenses	(35,021)	(35,311)	(52,171)
Project development expenses	(2,787)	(8,891)	(4,990)
Realized gains on oil derivative instrument (note 8)	24,772	2,539	13,089
Other operating income	5,020	3,262	10,333
Adjusted EBITDA	312,650	278,676	254,880
Income/(losses) from equity method investments	569,129	(176,527)	(45,799)
Net income/(loss) from discontinued operations	568,049	(175,989)	(43,284)
Total assets	4,948,295	4,314,229
Assets held for sale	0	267,766
Equity method investments	52,215	44,385	32,816
Capital Expenditures	219,582	325,379
2021 Carrying value	2,877,674	2,983,073
Severance costs	500
Hygo Energy Transition Ltd
Segmental information:
Interest costs capitalized		1,900
Golar Partners
Segmental information:
Equity method investment, other than temporary impairment		135,900
Continuing operations
Segmental information:
Total operating revenues	451,765	438,637	448,750
Vessel operating expenses	(120,325)	(108,926)	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,774)	(12,634)	(38,841)
Administrative expenses	(35,021)	(35,311)	(52,171)
Project development expenses	(2,787)	(8,891)	(4,990)
Realized gains on oil derivative instrument (note 8)	24,772	2,539	13,089
Other operating income	5,020	3,262	10,333
Adjusted EBITDA	312,650	278,676	254,880
Income/(losses) from equity method investments	1,080	(538)	(2,515)
Total assets	4,948,295	4,046,463
Equity method investments	52,215	44,385
Capital Expenditures	219,582	325,379
Discontinued operations
Segmental information:
Total operating revenues	0	0	0
Vessel operating expenses	0	0	0
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	0	0
Administrative expenses	0	0	0
Project development expenses	0	0	0
Realized gains on oil derivative instrument (note 8)	0	0	0
Other operating income	0	0	0
Adjusted EBITDA	0	0	0
Net income/(loss) from discontinued operations	568,049	(175,989)	(43,284)
Operating Segments | Shipping | Continuing operations
Segmental information:
Total operating revenues	202,968	191,881	208,766
Vessel operating expenses	(57,010)	(57,326)	(66,502)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,340)	(12,634)	(38,053)
Administrative expenses	(644)	(2,211)	(2,220)
Project development expenses	0	(112)	(964)
Realized gains on oil derivative instrument (note 8)	0	0	0
Other operating income	5,020	3,262	13,295
Adjusted EBITDA	139,994	122,860	114,322
Income/(losses) from equity method investments	0	0	0
Total assets	1,811,844	1,870,819
Equity method investments	0	0
Capital Expenditures	0	101,380
Operating Segments | Vessels - FLNG | Continuing operations
Segmental information:
Total operating revenues	221,020	226,061	218,096
Vessel operating expenses	(51,196)	(52,104)	(55,284)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(600)	0	(788)
Administrative expenses	(397)	(1,672)	(1,526)
Project development expenses	(2,974)	(2,793)	(3,173)
Realized gains on oil derivative instrument (note 8)	24,772	2,539	13,089
Other operating income	0	0	(2,962)
Adjusted EBITDA	190,625	172,031	167,452
Income/(losses) from equity method investments	0	0	0
Total assets	2,314,342	1,933,677
Equity method investments	0	0
Capital Expenditures	219,582	223,999
Operating Segments | Corporate and other | Continuing operations
Segmental information:
Total operating revenues	27,777	20,695	21,888
Vessel operating expenses	(12,119)	504	496
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	166	0	0
Administrative expenses	(33,980)	(31,428)	(48,425)
Project development expenses	187	(5,986)	(853)
Realized gains on oil derivative instrument (note 8)	0	0	0
Other operating income	0	0	0
Adjusted EBITDA	(17,969)	(16,215)	(26,894)
Income/(losses) from equity method investments	1,080	(538)	$ (2,515)
Total assets	822,109	241,967
Equity method investments	52,215	44,385
Capital Expenditures	$ 0	$ 0